PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2017
Property And Equipment
Schedule of composition and movement of property and equiment

Composition and movement grouped by major classifications:

		Cost				Accumulated depreciation
	Balance at	Additions	Disposals	Balance at	Balance at	Additions	Disposals	Balance at	Net book value
	beginning	during	during	end of	beginning	during	during	end of	Beginning	End
	of year	year	year	year	of year	year	year	year	of the year	of the year
	U.S. dollars in thousands				U.S. dollars in thousands				U.S. dollars in thousands
Composition in 2016:
Computers and communications equipment	127	9	—	136	104	14	—	118	23	18
Production and laboratory equipment	6,334	655	—	6,989	2,323	676	—	2,999	4,011	3,990
Office furniture and equipment	141	8	—	149	99	11	—	110	42	39
Leasehold improvements	1,598	—	—	1,598	1,598	—	—	1,598	—	—
	8,200	672	—	8,872	4,124	701	—	4,825	4,076	4,047
Composition in 2017:
Computers and communications equipment	136	45	—	181	118	16	—	134	18	47
Production and laboratory equipment	6,989	316	(184)	7,121	2,999	718	(171)	3,546	3,990	3,575
Office furniture and equipment	149	18	—	167	110	11	—	121	39	46
Leasehold improvements	1,598	241	—	1,839	1,598	84	—	1,682	—	157
Advances payments for property and equipment, see note 11e	—	4,381	—	4,381	—	—	—	—	—	4,381
	8,872	5,001	(184)	13,689	4,825	829	(171)	5,483	4,047	8,206